Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2011	Jun. 30, 2011
Current assets:
Cash and cash equivalents	$ 693,748	$ 928,900
Trade accounts receivable, net of allowance of $7,245 and $7,245	2,069,979	1,833,044
Inventories, net	1,818,189	1,622,637
Other receivables		30,943
Prepaid interest expense	72,500	7,250
Prepaid expenses and other assets	233,634	189,630
Total current assets	4,888,050	4,612,404
Property and equipment, net	2,483,029	2,373,022
Intangible assets, net	92,916	101,133
Debt costs, net	6,380	7,180
Other assets	27,737	27,737
Total assets	7,498,112	7,121,476
Current liabilities:
Accounts payable	1,332,500	928,790
Accrued liabilities	136,634	123,705
Accrued payroll and benefits	497,146	481,318
Total current liabilities	1,966,280	1,533,813
Deferred rent	435,605	464,262
8% convertible debentures to related parties, net of debt discount	1,012,500	1,012,500
8% convertible debentures, net of debt discount	75,000	75,000
Total liabilities	3,489,385	3,085,575
Stockholders' equity:
Preferred stock: Series D, $.01 par value, voting; 5,000,000 shares authorized; none issued and outstanding
Common stock: Class A, $.01 par value, voting; 40,000,000 shares authorized; 9,711,213 and 8,971,638 shares issued and outstanding, respectively	97,611	97,131
Additional paid-in capital	207,795,377	207,636,440
Foreign currency translation adjustment	62,449	50,593
Accumulated deficit	(203,946,710)	(203,748,263)
Total stockholders' equity	4,008,727	4,035,901
Total liabilities and stockholders' equity	$ 7,498,112	$ 7,121,476